Stock-Based Compensation (Details 3)	12 Months Ended
Jun. 30, 2015
Dividend yield	0.00%
Black Scholes Pricing Model
Dividend yield	0.00%
Maximum
Expected volatility	103.00%
Risk free interest rate	2.38%
Warrant term (years)	7 years
Maximum | Black Scholes Pricing Model
Expected volatility	97.00%
Risk free interest rate	2.21%
Warrant term (years)	7 years
Minimum
Expected volatility	90.00%
Risk free interest rate	1.31%
Warrant term (years)	5 years
Minimum | Black Scholes Pricing Model
Expected volatility	89.00%
Risk free interest rate	0.56%
Warrant term (years)	2 years